Property, plant and equipment (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capitalized borrowing costs	R$ 38	R$ 12	R$ 11
Borrowing costs eligible for capitalization rate	11770.00%	150.67%	136.11%
Cost of goods and services sold	R$ 49	R$ 34	R$ 29